BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)								3 Months Ended				12 Months Ended
	Dec. 05, 2025	Dec. 02, 2025	Oct. 30, 2025	Sep. 30, 2025	Aug. 01, 2025	Apr. 22, 2025	Dec. 24, 2024	Dec. 31, 2025		Dec. 31, 2024		Sep. 30, 2025		Sep. 30, 2024		Mar. 05, 2026
Property, Plant and Equipment [Line Items]
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split										1-for-20 reverse stock split
Common stock, par value	$ 0.00001
Cash				$ 137,287				$ 45,356				$ 137,287
Working capital				10,518,757				7,493,110				10,518,757
Digital assets				57,024,465				63,978,821				57,024,465
Cash and cash equivalents				$ 0				$ 0		$ 0		$ 0		$ 0
Stock issued suring the period, shares			8,333,333		3,683,333							1,459,388
Weighted average remaining lease term				1 year				1 year				1 year
Weighted-average discount rate				3.00%				3.00%				3.00%
Number of common stock equivalents, shares												1,289,937		11,765
Allowance for credit losses				$ 2,107								$ 2,107		$ 3,450,141
Reverse stock split				196,514,084								196,514,084
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split
Common stock, par value	$ 0.00001	$ 0.00001														$ 0.00001
Stock issued suring the period, shares			8,333,333
2024 Equity Incentive Plan [Member]
Property, Plant and Equipment [Line Items]
Reverse stock split						1,000,000
Stock split adjusted						50,000
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Stock issued suring the period, shares								416,667	[1]	69,841	[1]	1,459,388	[2]	64,432	[2]
Common Stock [Member] | 2024 Equity Incentive Plan [Member]
Property, Plant and Equipment [Line Items]
Stock issued suring the period, shares						10,000	40,000	363,970				50,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life				3 years				3 years				3 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life				5 years				5 years				5 years
Singapore Limited Liability [Member]
Property, Plant and Equipment [Line Items]
Purchase description								Company held 730 Bitcoin with a carrying amount of $63,978,821. While these digital assets may be monetized, their value is subject to significant market volatility, and they do not represent committed or assured sources of financing.				Company held 500 Bitcoin with a carrying amount of $57,024,465. Subsequent to quarter end, the Company obtained additional liquidity through the sale of maca inventory and the exercise of warrants and subsequently purchased an additional 230 Bitcoin. While these digital assets may be monetized, their value is subject to significant market volatility, and they do not represent committed or assured sources of financing.

[1]	Corresponding retroactive adjustments have been made to all the data for the listed period to reflect the Reverse Stock Split.
[2]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.